Right Of Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right Of Use Assets

Cost
Balance at December 31, 2022	167,067
Acquisitions (note 5(a), note 5(b))	4,011
Additions	3,530
Renewals, remeasurements and dispositions	24,424
Balance at December 31, 2023	199,032
Acquisitions (note 5(c), note 5(d))	3,279
Additions	1,499
Renewals, remeasurements and dispositions	13,441
Balance at December 31, 2024	217,251

Accumulated depreciation and impairment
Balance at December 31, 2022	32,913
Depreciation	32,640
Impairment	3,852
Dispositions	(52)
Balance at December 31, 2023	69,353
Depreciation	31,375
Impairment	1,088
Balance at December 31, 2024	101,816

Net book value
Balance at December 31, 2023	129,679
Balance at December 31, 2024	115,435

Schedule of Net Impairment Losses Reversals of Right of Use Assets

For the year ended December 31, 2024, the Company recorded the following net impairment losses (reversals) of right of use assets:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2024	(159)	1,756	1,597
June 30, 2024	(132)	(283)	(415)
September 30, 2024	(192)	98	(94)
December 31, 2024	—	—	—
	(483)	1,571	1,088

For the year ended December 31, 2023, the Company recorded the following net impairment losses (reversals) of right of use assets:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2023	—	—	—
June 30, 2023	—	—	—
September 30, 2023	1,211	102	1,313
December 31, 2023	—	2,539	2,539
	1,211	2,641	3,852